Ohio National Fund, Inc.

Supplement dated August 26, 2016

to the Prospectus dated May 1, 2016

The following supplements and amends the prospectus dated May 1, 2016, as previously supplemented:

S&P 500® Index Portfolio

Under the section “Management,” the following information replaces the corresponding section in its entirety:

Ohio National Investments, Inc. serves as the investment adviser for the Portfolio. Geode Capital Management, LLC serves as the investment sub-adviser for the Portfolio. Geode has been a sub-adviser for the Portfolio since May 1, 2016. Deane Gyllenhaal and Patrick Waddell, CFA, have been Portfolio Managers of the Portfolio since May 2016. Louis Bottari has been a Portfolio Manager of the Portfolio since May 2016. Peter Matthew has been an Assistant Portfolio Manager of the Portfolio since May 2016. Thomas Brussard has been an Assistant Portfolio Manager of the Portfolio since August 2016.

Nasdaq-100® Index Portfolio

Under the section “Management,” the following information replaces the corresponding section in its entirety:

Ohio National Investments, Inc. serves as the investment adviser for the Portfolio. Geode Capital Management, LLC serves as the investment sub-adviser for the Portfolio. Geode has been a sub-adviser for the Portfolio since May 1, 2016. Deane Gyllenhaal and Patrick Waddell, CFA, have been Senior Portfolio Managers of the Portfolio since May 2016. Louis Bottari has been a Portfolio Manager of the Portfolio since May 2016. Peter Matthew has been an Assistant Portfolio Manager of the Portfolio since May 2016. Thomas Brussard has been an Assistant Portfolio Manager of the Portfolio since August 2016.

Fund Management

Under the section “Management of Portfolios,” the following information is added:

Thomas Brussard, Jr., CFA, has been an Assistant Portfolio Manager with Geode since 2016. Prior to that, Mr. Brussard was a Portfolio Manager Assistant with Geode since 2015 and a Senior Trade Operations Associate since 2011. Prior to joining Geode in 2011, Mr. Brussard was employed by Fidelity Investments from 2006 to 2011.